COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Aug. 31, 2019
COMMITMENTS AND CONTINGENCIES
Schedule of Future Rental Commitments Under Non-Cancelable Operating Leases

Future rental commitments under non-cancelable operating leases as of August 31, 2019 were as follows:

RMB
Year ending August 31:
2020	194,285
2021	185,839
2022	179,723
2023	158,329
2024	158,339
Thereafter	2,030,659
2,907,174

Schedule of Future Minimum Capital Commitments Under Non-Cancellable Construction Contracts	As of August 31, 2019, future minimum capital commitments under non-cancelable construction contracts were as follows:

RMB
Capital commitment for construction of schools	63,967